Condensed Consolidated Balance Sheets (Parenthetical) - USD ($)	Mar. 31, 2017	Dec. 31, 2016	Dec. 31, 2015
Discount on convertible debt noncurrent	$ 825,969	$ 825,969
Preferred stock value per share	$ 1.00	$ 1.00
Preferred stock, shares authorized	5,405,010	5,405,010
Preferred stock, shares issued	1,801,670	1,801,670
Preferred stock, shares outstanding	1,801,670	1,801,670
Common stock, par value	$ 0.01	$ 0.01
Common stock, shares authorized	300,000,000	300,000,000
Common stock, shares issued	163,901	163,901
Common stock, shares outstanding	163,901	163,901
Successor
Discount on convertible debt current
Discount on convertible debt noncurrent		$ 991,163
Preferred stock value per share		$ 0.01
Preferred stock, shares authorized		5,000,000
Preferred stock, shares issued		1,801,670
Preferred stock, shares outstanding		1,801,670
Common stock, par value		$ 0.01
Common stock, shares authorized		300,000,000
Common stock, shares issued		163,786
Common stock, shares outstanding		163,786
Predecessor
Discount on convertible debt current			$ 393,169
Discount on convertible debt noncurrent
Preferred stock value per share			$ 0.01
Preferred stock, shares authorized			5,000,000
Preferred stock, shares issued			0
Preferred stock, shares outstanding			0
Common stock, par value			$ 0.01
Common stock, shares authorized			100,000,000
Common stock, shares issued			42,918,927
Common stock, shares outstanding			42,918,927